Right of use assets and Lease liabilities (Details1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2022	Jan. 01, 2021
Disclosure of quantitative information about right-of-use assets [line items]
As of January	$ 28,335,983
Historic cost	34,865,971	$ 28,335,983
Accumulated depreciation	34,865,971	28,335,983
As of December	34,865,971	28,335,983
Depreciation activated by agricultural assets	854,477	702,895
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
As of January	22,906,450	20,924,223
Historic cost	28,678,123	22,906,450
Accumulated depreciation	28,678,123	22,906,450
Additions	9,079,630	4,918,674
Conversion effect historic cost	(1,815,774)	(52,237)
Depreciation	(6,777,557)	(4,592,067)
Conversion effect depreciation	1,059,617	37,941
Others increase (decreased)	4,935,759	1,669,916
Additions of right of use assets	(977,851)	0
Depreciation of right of use assets	267,849	0
Changes	5,771,673	1,982,227
As of December	28,678,123	22,906,450
Land and buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Historic cost	44,902,809		$ 34,402,173	$ 29,484,749
Accumulated depreciation	44,902,809		34,402,173	29,484,749
As of December	44,902,809
Land and buildings [member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Historic cost	(16,224,686)		(11,495,723)	(8,560,526)
Accumulated depreciation	(16,224,686)		(11,495,723)	(8,560,526)
As of December	(16,224,686)
Machinery [member]
Disclosure of quantitative information about right-of-use assets [line items]
As of January	4,286,728	2,609,048
Historic cost	2,773,394	4,286,728
Accumulated depreciation	2,773,394	4,286,728
Additions	319,036	2,381,913
Conversion effect historic cost	(2,671,663)	(95,815)
Depreciation	(1,878,504)	(2,382,409)
Conversion effect depreciation	1,514,005	49,777
Others increase (decreased)	1,203,792	1,724,214
Additions of right of use assets	0	0
Depreciation of right of use assets	0	0
Changes	(1,513,334)	1,677,680
As of December	2,773,394	4,286,728
Machinery [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Historic cost	8,686,624		10,411,400	5,304,754
Accumulated depreciation	8,686,624		10,411,400	5,304,754
As of December	8,686,624
Machinery [member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Historic cost	(5,913,230)		(6,124,672)	(2,695,706)
Accumulated depreciation	(5,913,230)		(6,124,672)	(2,695,706)
As of December	(5,913,230)
Fixtures and fittings [member]
Disclosure of quantitative information about right-of-use assets [line items]
As of January	1,142,805	1,546,081
Historic cost	3,414,454	1,142,805
Accumulated depreciation	3,414,454	1,142,805
Additions	2,694,578	169,190
Conversion effect historic cost	31,082	7,663
Depreciation	(1,033,172)	(508,915)
Conversion effect depreciation	(5,959)	(15,418)
Others increase (decreased)	585,120	(55,796)
Additions of right of use assets	0	(545,706)
Depreciation of right of use assets	0	545,706
Changes	2,271,649	(403,276)
As of December	3,414,454	1,142,805
Fixtures and fittings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Historic cost	5,697,398		1,568,746	2,793,335
Accumulated depreciation	5,697,398		1,568,746	2,793,335
As of December	5,697,398
Fixtures and fittings [member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Historic cost	(2,282,944)		(425,941)	(1,247,254)
Accumulated depreciation	(2,282,944)		(425,941)	(1,247,254)
As of December	(2,282,944)
Other property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
As of January	28,335,983	25,079,352
Historic cost	34,865,971	28,335,983
Accumulated depreciation	34,865,971	28,335,983
Additions	12,093,244	7,469,777
Conversion effect historic cost	(4,456,355)	(140,389)
Depreciation	(9,689,233)	(7,483,391)
Conversion effect depreciation	2,567,663	72,300
Others increase (decreased)	6,724,671	3,338,334
Additions of right of use assets	(977,851)	(545,706)
Depreciation of right of use assets	267,849	545,706
Changes	6,529,988	3,256,631
As of December	34,865,971	$ 28,335,983
Other property, plant and equipment [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Historic cost	59,286,831		46,382,319	37,582,838
Accumulated depreciation	59,286,831		46,382,319	37,582,838
As of December	59,286,831
Other property, plant and equipment [member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Historic cost	(24,420,860)		(18,046,336)	(12,503,486)
Accumulated depreciation	(24,420,860)		$ (18,046,336)	$ (12,503,486)
As of December	$ (24,420,860)